As filed with the Securities and Exchange Commission on April 17, 2026
Registration No. 333-282081
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No. __ ☐
Post-Effective Amendment No. 10 ☒
(Check appropriate box or boxes.)
Principal Life Insurance Company
(Name of Insurance Company)
The Principal Financial Group, Des Moines, Iowa 50392
(Address of Insurance Company’s Principal Executive Offices) (Zip Code)
(515) 247-6785
(Insurance Company’s Telephone Number, including Area Code)
Hannah DeLuca
The Principal Financial Group, Des Moines, Iowa 50392
(Name and Address of Agent for Service)
Copies To:
Ronald Coenen Jr.
Eversheds Sutherland (US) LLP
700 Sixth Street, NW, Suite 700
Washington, DC 20001-3980
Approximate Date of Proposed Public Offering: Continuously on and after the effective date of this Registration Statement.
It is proposed that this filing will become effective (check appropriate box):
☐ immediately upon filing pursuant to paragraph (b)
☒ on May1, 2026 pursuant to paragraph (b)
☐ 60 days after filing pursuant to paragraph (a)(1)
☐ on (date) pursuant to paragraph (a)(1) of rule 485 under the Securities Act of 1933 (“Securities Act”).
If appropriate, check the following box:
☒ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Check each box that appropriately characterizes the Registrant:
☐ New Registrant (as applicable, a Registered Separate Account or Insurance Company that has not filed a Securities Act registration statement or amendment thereto within 3 years preceding this filing)
☐ Emerging Growth Company (as defined by Rule 12b-2 under the Securities Exchange Act of 1934 (“Exchange Act”))
☐ If an Emerging Growth Company, indicate by check mark if the Registrant has elected not to use the extended transition period for complying with any new or revised financial accounting standards provided pursuant to Section 7(a)(2)(B) of Securities Act
☒ Insurance Company relying on Rule 12h-7 under the Exchange Act
☐ Smaller reporting company (as defined by Rule 12b-2 under the Exchange Act)

Explanatory Note

This Post-Effective Amendment No. 10 to the Registration Statement on Form N-4 is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 of the Securities Act of 1933, as amended (the “1933 Act”), solely for the purpose of delaying, until May 1, 2026, the effective date of Post-Effective Amendment No. 7, filed on February 18, 2026 (SEC Accession Number 0000009712-26-000010) pursuant to paragraph (a)(1) of rule 485 of the 1933 Act.

This Post-Effective Amendment No. 10 incorporates by reference the information contained in the https://www.sec.gov/Archives/edgar/data/9712/000000971226000010/psostatutoryprospectusforr.htm

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, Principal Life Insurance Company has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Des Moines, and State of Iowa, on the 17th day of April 2026.

PRINCIPAL LIFE INSURANCE COMPANY
(Registrant)

By :	/s/ D. D. Strable-Soethout
D. D. Strable-Soethout
Director, Chair, President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ D. D. Strable-Soethout	Director, Chair, President and Chief Executive Officer	April 17, 2026
D. D. Strable-Soethout

/s/ K. L. Wilhelm	VP and Controller	April 17, 2026
K. L. Wilhelm	(Principal Accounting Officer)

/s/ J. M. Pitz	EVP and Chief Financial Officer	April 17, 2026
J. M. Pitz	(Principal Financial Officer)

/s/ J. S. Auerbach*	Director	April 17, 2026
J. S. Auerbach

/s/ M. E. Beams*	Director	April 17, 2026
M. E. Beams

/s/ J. Carter-Miller*	Director	April 17, 2026
J. Carter-Miller

/s/ R. C. Hochschild*	Director	April 17, 2026
R. C. Hochschild

/s/ S. M. Mills*	Director	April 17, 2026
S. M. Mills

/s/ H. E. Mitchell*	Director	April 17, 2026
H. E. Mitchell

/s/ C. Muruzabal*	Director	April 17, 2026
C. Muruzabal

/s/ D. C. Nordin*	Director	April 17, 2026
D. C. Nordin

/s/ B. C. Pickerell*	Director	April 17, 2026
B. C. Pickerell

/s/ C. S. Richer*	Director	April 17, 2026
C. S. Richer

/s/ A. Rivera*	Director	April 17, 2026
A. Rivera

*By	/s/ D. D. Strable-Soethout
D. D. Strable-Soethout
Director, Chair, President and Chief Executive Officer